Document And Entity Information	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002071525
Document Type	N-CSR
Entity Registrant Name	THE PRE-IPO AND GROWTH FUND
Document Period End Date	Mar. 31, 2026
Amendment Flag	false